Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows:

	Year ended December 31,
	2021	2020	2019
	(in thousands)
Loss before taxes on income, as reported in the consolidated statements of operations	$32,467	$28,771	$20,461

Statutory tax rate	12%	12%	12%

Theoretical tax benefit	3,896	3,453	2,455

Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(3,896)	(3,453)	(2,455)

Actual tax expense	$—	$—	$—